Retained Earnings and Accumulated Other Comprehensive Income or loss - Legal Reserve (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Retained Earnings and Accumulated Other Comprehensive Income or loss
Increase in legal reserve as a percentage of annual net profits	5.00%
Threshold increase in legal reserve as a percentage of capital stock	20.00%
Legal reserve	$ 1,798,384	$ 1,798,384
Increase in legal reserve as percentage of capital stock	20.00%
Additional increase in legal reserve as a percentage	0.00%	0.00%	0.00%